Income Taxes - Schedule of Provision of Income and Capital Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Withholding and other taxes	$ (51,001)	$ (41,346)
(Provision) recovery of income and capital taxes	$ (51,001)	$ (41,346)